Financial instruments - risk management (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents	£ 2,836	£ 10,057	£ 7,546	£ 10,928
Trade receivables	329	33	95
Other receivables
Total financial assets	3,165	10,090	7,641
Trade payables	339	485	337
Other payables	17	5	26
Accruals	817	546	768
Borrowings	624	766	260
Total financial liabilities – amortised cost	1,797	1,802	1,391
Equity settled derivative financial liability	£ 85	£ 553	£ 1,559	£ 664